Stockholders’ Equity (Deficit) - Schedule of Class B Warrant Activity (Details) - Class B Warrant Activity [Member]	3 Months Ended
Mar. 31, 2026 $ / shares shares
Class of Warrant or Right [Line Items]
Warrants outstanding, Number of Warrants | shares	3,288,237
Warrants outstanding, Weighted Average Strike Price | $ / shares	$ 2.39
Granted, Number of Warrants | shares	0
Granted, Weighted Average Strike Price | $ / shares	$ 0
Warrants outstanding, Number of Warrants | shares	3,288,237
Warrants outstanding, Weighted Average Strike Price | $ / shares	$ 2.39